CONSOLIDATED INCOME STATEMENT - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
CONSOLIDATED INCOME STATEMENT [Abstract]
General and administrative expenses	$ (397,367)	$ (1,324,088)
Result from operating activities	(397,367)	(1,324,088)
Finance income	31,808	1,084,213
Finance expenses	(33,315)	(103,531)
Net finance income/(expense)	(1,507)	980,682
Profit/(Loss) before tax	(398,874)	(343,406)
Income tax expense	0	(39,199)
Profit/(Loss) for the period	(398,874)	(382,605)
Attributable to:
Owners of the Company	(398,874)	(382,605)
Non-controlling interest	$ 0	$ 0
Earnings per share
Basic earnings per share (in dollars per share)	$ (0.1052)	$ (0.1009)
Diluted earnings per share (in dollars per share)	$ (0.1052)	$ (0.1009)